Segment analysis - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue		£ 6,132.5	£ 5,582.7	[1],[2]
Headline operating profit	[3]	590.4	382.3	[1]
United States [member]
Disclosure of geographical areas [line items]
Revenue		2,046.9	2,065.2
Revenue less pass-through costs		1,695.9	1,757.5
Headline operating profit		£ 254.1	£ 207.1

[1]	During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.
[2]	Figures have been restated as described in the accounting policies.
[3]	A reconciliation from operating profit/(loss) to headline operating profit is provided in note 20.